Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit for the year	$ 62,697	$ 63,593	$ 86,053
Adjustments to reconcile profit for the year to net cash (used in) provided by operating activities:
Depreciation of investment property, equipment and leasehold improvements	2,749	3,587	2,854
Amortization of intangible assets	742	753	702
Gain on investment property - Right-of-use	(742)	0	0
Gain on investment property - Fair value	0	(296)	(500)
Provision for (reversal of) credit losses	2,328	(1,464)	430
Unrealized (gain) loss on financial instruments at FVTPL	(227)	806	0
Net gain on sale of financial assets at FVOCI	(14)	0	(186)
Gain on sale of financial instruments at amortized cost	(333)	0	0
Compensation cost - share-based payment	1,908	1,722	1,782
Net changes in hedging position and foreign currency	(428)	(194)	(18,273)
Loss on disposal of equipment and leasehold improvements	255	30	22
Loss on derecognition of intangible assets	0	1	0
Realized loss on investment instrument "debenture" measured at FVTPL	0	2,175	2,258
Interest income	(140,883)	(180,973)	(273,682)
Interest expense	54,101	88,523	164,167
Net decrease (increase) in operating assets:
Pledged deposits	(24,248)	648	21,008
Loans	(821,531)	911,073	(111,967)
Other assets	(1,705)	2,321	7,891
Net increase (decrease) in operating liabilities:
Due to depositors	(102,672)	250,564	(78,822)
Other liabilities	(4,677)	1,432	3,074
Cash flows (used in) provided by operating activities	(972,680)	1,144,301	(193,189)
Interest received	154,293	194,129	275,068
Interest paid	(53,327)	(91,021)	(174,311)
Net cash (used in) provided by operating activities	(871,714)	1,247,409	(92,432)
Cash flows from investing activities:
Acquisition of equipment and leasehold improvements	(453)	(997)	(1,028)
Acquisition of intangible assets	(353)	(1,311)	(496)
Proceeds from the sale in investment property	0	0	500
Proceeds from the sale of securities at FVOCI	33,492	1,882	14,037
Proceeds from the sale of securities at amortized cost	16,369	0	0
Proceeds from the redemption of securities at FVOCI	10,000	0	8,094
Proceeds from the redemption of securities at amortized cost	123,302	52,576	28,274
Purchases of securities at FVOCI	(9,999)	(227,027)	0
Purchases of investments at FVTPL	0	(1,433)	0
Purchases of securities at amortized cost	(618,440)	(143,594)	(18,316)
Net cash (used in) provided by investing activities	(446,082)	(319,904)	31,065
Cash flows from financing activities:
Increase (decrease) in securities sold under repurchase agreements	416,835	(29,867)	764
Net increase (decrease) in short-term borrowings and debt	1,196,710	(1,212,023)	(428,611)
Proceeds from long-term borrowings and debt	266,640	827,732	371,536
Payments of long-term borrowings and debt	(97,520)	(781,274)	(368,843)
Payments of lease liabilities	(1,227)	(1,114)	(1,072)
Dividends paid	(38,570)	(44,669)	(58,881)
Repurchase of common stock	(60,079)	0	0
Net cash provided by (used in) financing activities	1,682,789	(1,241,215)	(485,107)
Increase (decrease) net in cash and cash equivalents	364,993	(313,710)	(546,474)
Cash and cash equivalents at beginning of the year	846,008	1,159,718	1,706,192
Cash and cash equivalents at end of the year	$ 1,211,001	$ 846,008	$ 1,159,718